Exhibit 99.1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures The Board of Directors Magni Finance Designated Activity Co. 1 Grant’s Row Lower Mount Street Dublin 2, Ireland (the “Issuer”)

Eurynome LLC

160 Greentree Drive Suite 101

Dover

DE

19904

United States of America

(the “Seller”)

Credit Suisse Securities (Europe) Limited

1 Cabot Square

London

E14 4QJ

United Kingdom

(the “Lead Manager”)

27 November 2015

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

PROPOSED ISSUE BY MAGNI FINANCE DESIGNATED ACTIVITY CO. OF COMMERCIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Lead Manager and the Managers. The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of commercial mortgage backed floating rate notes by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Lead Manager and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This letter (the “Asset Agreed Upon Procedures Letter”) is addressed to the Board of Directors of the Issuer, the Seller, the Lead Manager and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller and the Lead Manager, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Lead Manager and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file “Magni_Datatape_2015-11-09.xlsm” (the “Provisional Pool Data File”) containing information for each property, and the commercial units relating to the properties, in the loan pool (the “Loan Pool”) as at 30 September 2015.

The Loan Pool contains a single loan split into two portfolios, a Titan portfolio and a Pecan portfolio. The Titan portfolio is made up of 158 properties with 604 tenants; the Pecan portfolio is made up of 14 properties with 45 tenants.

The Provisional Pool Data File consists of 11 tabs of data relating to the Loan Pool, and the agreed upon procedures were carried out on the Property and Commercial Unit Tabs only. The attributes tested are shown in the tables below.

The agreed upon procedures carried out were limited to confirming that the selected attribute from the Provisional Pool Data File agreed to one or more of the following documents (the “Source Documents”):

•	Titan Valuation Reports (shown in appendix i)

•	‘Allsop floor area information CW ammend FIINAL.xlsx’ (the “Titan Area Spreadsheet”)

•	‘Project Titan—ERV assumptions FINAL.xlsx’ (the “Titan ERV Spreadsheet”)

•	‘Valuation Report_Peacock & Toucan Portfolios_26.10.2015.pdf’ (the “Pecan Valuation Report”)

•	‘Pecan—Tenancy Schedule 5thNov2015.xlsx’ (the “Pecan Tenancy Schedule”)

•	‘Project Titan-Q2 2015-MTS.xlsm’ (the “Titan Q2 Rent roll”)

•	‘T-Q3- 6 1 Occupational Activity.xlsx’ (the “Titan Movements from Q2 to Q3”)

•	‘Toucan & Peacock—Tenancy Schedule.xlsx’ (the “Pecan ERV Spreadsheet”)

As set out in the Engagement Letter, we are entitled to assume that the Source Documents are correct and we did not independently verify this information.

The procedures performed are as follows:

For each commercial unit and property in the Provisional Pool Data File, the following limited agreed upon procedures were carried out.

We carried out the following agreed upon procedures:

Property and Commercial Unit Level Procedures

For each item listed in the table below, we checked that the specific attribute shown under the Data tape field, at the specified Data tape level on the Provisional Pool Data File agreed to the corresponding item shown on the Source Documents. An item is deemed to be in error if the specific item shown on the Provisional Pool Data File did not agree with that shown on the Source Documents.

Data tape level	Data tape field	Source Documents
Commercial Unit	Unit Name	In respect of the Titan portfolio: Titan Q2 Rent roll, the Titan Movements from Q2 to Q3, the Titan Valuation Reports In respect of the Pecan portfolio: Pecan Tenancy Schedule

Commercial Unit	Tenant Name	In respect of the Titan portfolio: Titan Q2 Rent roll, the Titan Movements from Q2 to Q3, the Titan Valuation Reports In respect of the Pecan portfolio: Pecan Tenancy Schedule

Commercial Unit	Gross Passing Rent	In respect of the Titan portfolio: Titan Q2 Rent roll, the Titan Movements from Q2 to Q3, the Titan Valuation Reports In respect of the Pecan portfolio: Pecan Tenancy Schedule

Commercial Unit	Lease Start Date	In respect of the Titan portfolio: Titan Q2 Rent roll, the Titan Movements from Q2 to Q3, the Titan Valuation Reports In respect of the Pecan portfolio: Pecan Tenancy Schedule

Commercial Unit	Lease Break Date	In respect of the Titan portfolio: Titan Q2 Rent roll, the Titan Movements from Q2 to Q3, the Titan Valuation Reports In respect of the Pecan portfolio: Pecan Tenancy Schedule

Data tape level	Data tape field	Source Documents
Commercial Unit	Lease Expiry Date	In respect of the Titan portfolio: Titan Q2 Rent roll, the Titan Movements from Q2 to Q3, the Titan Valuation Reports In respect of the Pecan portfolio: Pecan Tenancy Schedule

Commercial Unit	ERV

In respect of the Titan portfolio: Titan Area Spreadsheet, the Titan ERV spreadsheet, the Titan Valuation Reports

In respect of the Pecan portfolio: Pecan Valuation Report and/or the Pecan ERV schedule for the ERVs only

Commercial Unit	Floor Area M2

In respect of the Titan portfolio: Titan Area Spreadsheet, the Titan ERV spreadsheet, the Titan Valuation Reports

In respect of the Pecan portfolio: Pecan Valuation Report and/or the Pecan ERV schedule for the ERVs only

Property	Property Name	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	Property Type	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	City	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	Valuation Date	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	Market Value	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	Tenure	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	Valuer NIY	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	Valuer NEY	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

Property	Valuer NRY	In respect of the Titan portfolio: Titan Valuation Reports In respect of the Pecan portfolio: Pecan Valuation Reports

We were informed by the Seller to use the following general assumptions, relating to all attributes on the Provisional Pool Data File, when performing our procedures:

Data tape level	Data tape field	Assumption
Titan Commercial Unit	Gross Passing Rent	If the tenant is Vacant and the Rent is 0, set datatape value to 1

Titan Commercial Unit	Lease Start Date and Lease Expiry Date	If no date is available in the Source Documents and the tenant is not Vacant, set datatape value to 30/09/2015

Titan Commercial Unit	Area	Area labelled ITZA is not included

Titan Property	Tenure	If a property is part Leasehold and part Freehold, set datatape value to Leasehold

Titan Property	Valuer NIY	If negative, set datatape value to 0.01%

Titan Property	Valuer NIY/NEY and NRY	Check to 3.d.p

Titan Property	Valuer NRY	If 0, set datatape value to 0.01%

Pecan Commercial Unit	Gross Passing Rent	If the tenant is Vacant and the Rent is 0, set datatape value to 1

Pecan Property	Tenure	If a property is part Leasehold and part Freehold, set datatape value to Leasehold

Pecan Property	Valuer NIY	If negative, set datatape value to 0.01%

Pecan Property	Valuer NIY/NEY and NRY	Check to 3.d.p

Pecan Property	Valuer NRY	If 0, set datatape value to 0.01%

Pecan Property	Valuation Date	Set datatape value to 30/09/15

We were informed by the Seller to use the following assumptions relating to specific Commercial Units in the datatape:

Data tape level	Data tape ID	Data tape field	Assumption
Titan Commercial Unit	275	ERV	From the ERV spreadsheet use the information for ‘Un 51, Royal Elizabeth Yard, Dalmeny’ giving a value of 520 for ERV

Titan Commercial Unit	281	ERV/Area	ERV and Area should be set to 1 as values given in Source Documents do not relate to the Upper Floor of the property

Titan Commercial Unit	561	Area	Include the area for ‘Poundland’ shown in the Source Documents

Titan Commercial Unit	28	Area	Include the area shown for the 1st floor in the Source Documents

Titan Commercial Unit	61	Area	Include the area given for ‘Bestthorn’ in the Source Documents

Titan Commercial Unit	99/100	Area	The two lines for 20/22 in the Titan Area Spreadsheet relate to 20/22 and 24/26 in the Provisional Pool Data File

Our procedures identified 2 exceptions where there were errors in relation to the specific items listed within the Provisional Pool Data File.

Data tape level	Data tape ID	Data tape field	Deloitte Value	Data tape value
Titan Commercial Unit	275	Tenant Name	Network Rail Limited	Vacant

Pecan Commercial Unit	21	Lease Break Date	24/03/2015	Blank

Other than as noted above our procedures were performed without exception.

2.	Scope of our Asset Agreed Upon Procedures Letter

The scope of our work in preparing this Asset Agreed Upon Procedures Letter was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Letter should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

This Asset Agreed Upon Procedures Letter has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Letter is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this report in connection with any offering of securities outside the United States.

3.	Use of this Asset Agreed Upon Procedures Letter

Subject to the terms specified in our Engagement Letter dated 26 November 2015, this Asset Agreed Upon Procedures Letter is provided solely for the private information and use of the Issuer, the Seller, the Lead Manager and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Lead Manager and the Managers. This Agreed Upon Procedures Letter should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Letter, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our engagement letter dated 26 November 2015. For the avoidance of doubt, the Lead Manager and the Managers are being provided with the Asset Agreed Upon Procedures Letter in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Letter please do not hesitate to contact Simon Stephens on 020 7007 5990.

Yours faithfully

Deloitte LLP

Appendix i—Titan Valuation Reports

APPENDIX i – Titan Valuation Reports

•	01—BROMLEY, 90 High Street BR1 1EY.pdf

•	03—HARROW, 498 502 508 Kenton Lane HA3.pdf

•	04—KINGSTON UPON THAMES, 107 Clarence St KT1 1NP Final JPG.pdf

•	05—KINGSTON UPON THAMES, 72-80 Clarence Street Final JPG.pdf

•	08—RICHMOND, 12-14 Hill Street Final TPN.pdf

•	9—ROMFORD, South Street Final ML amended.pdf

•	10—WELLING, 76-80 Bellegrove Road.pdf

•	11—BANBURY 10 High Street.pdf

•	12—BANBURY, 2 High Street.pdf

•	13—BASINGSTOKE, 12-12A London Street.pdf

•	15—BOURNEMOUTH, 98 Old Christchurch Road, Bournemouth BH1 1LR Final ML.pdf

•	16—CHELMSFORD 43 Broomfield Road August 2015.pdf

•	17—Portsdown House, 175-177 West Street, Fareham Final ML.pdf

•	20—HARLOW, Mitre Building Final ML.pdf

•	22—HATFIELD, Units 1-3, Town Centre, Hatfield, AL10 0JT.pdf

•	23—208 The Marlowes, Hemel Hempstead HP1 1BH.pdf

•	24—HIGH WYCOMBE 2-3 High Street.pdf

•	25—MAIDSTONE, 76 Week Street.pdf

•	26—NORTHAMPTON, 5 Duncan Close, Red house Square, Moulton Park, Northampton, NN3 6WL.pdf

•	28—PORTSMOUTH, 12-28 Arundel Street—Final TPN.pdf

•	30—RAMSGATE, 37 High Street—Final JPG.pdf

•	31—SLOUGH, Progress Business Park.pdf

•	32—SLOUGH, Unit D Wexham Springs.pdf

•	33—100 Above Bar Street, Southampton—Final EC.pdf

•	34—SOUTHEND-ON-SEA, 120 High Street—AUG’15.pdf

•	35—SOUTHEND-ON-SEA, 133-135 High Street—Aug’15.pdf

•	36—STEVENAGE, 39-41 Queensway—Final BN.pdf

•	37—STROOD, 95 High Street.pdf

•	38—SWINDON, 19E & 20 Regent Street.pdf

•	39—THAME, 69-70 High Street.pdf

•	41—WELLINGBOROUGH, 9-12 Market Street—Aug’15.pdf

•	42—WINCHESTER, 147 High Street.pdf

•	43—GREAT YARMOUTH, 179-181 King Street.pdf

•	44—KING’S LYNN, 114 High Street -Reviewed TPN.pdf

•	45—KING’S LYNN, 46 High Street—Reviewed TPN.pdf

•	46—KING’S LYNN, 66-67 High Street -Reviewed TPN.pdf

•	47—LOWESTOFT, 98-100 London Road North.pdf

•	48—PETERBOROUGH, 40—42 Bridge Street, Peterborough, PE1 1DT.pdf

•	49—THETFORD, 24 Well Street.pdf

•	50—CHESTERFIELD, Burlington Street, Chesterfield, S40 1RR.pdf

•	51—CORBY, 39 Queens Square, Corby update.pdf

•	52—DERBY, 27-32 Victoria Street Derby, DE1 1ES.pdf

•	53—HINCKLEY, The Borough Hinckley LE10 1NR.pdf

•	54—LINCOLN, 245-247 High Street—Final JPG.pdf

•	55—Barnsley—23 Market Street.pdf

•	056—Bradford—City Park, Filey Street, Bradford, BD1 v2.pdf

•	57—DONCASTER—23 Baxtergate.pdf

•	58—GOOLE—30 Boothferry Road.pdf

•	59—GRIMSBY, 54 56 Victoria St West, Grimsby, DN31 1BL MH reviewed.pdf

•	60—HUDDERSFIELD—14-18 King St.pdf

•	61—HUDDERSFIELD—61-67 New Street.pdf

•	62—HULL- 37-38 Whitefriargate.pdf

•	63—HULL—51-51a Whitefriargate.pdf

•	64-LEEDS Sovereign Hse-The Headrow.pdf

•	65—PONTEFRACT—84-98 Baghill Lane.pdf

•	66—Effingham Street Rotherham.pdf

•	67—Rotherham College Street.pdf

•	68—Sheffield Union Street.pdf

•	69—SHEFFIELD, Gosforth Valley Shopping Centre, Sheffield S18 1AQ.pdf

•	70—SHEFFIELD—St Pauls Chambers.pdf

•	73—SHEFFIELD, Woodseats House, Chesterfield Road, Sheffield, S8 0SE.pdf

•	74—WAKEFIELD—Kirkgate.pdf

•	76—BILLINGHAM 1-7 Wolviston Court—updated.pdf

•	78—LANCHESTER, 2-20 Front Street—Final BN UPDATE.pdf

•	79—MIDDLESBOROUGH, 90-100 The Avenue, Nunthorpe—Final BN UPDATE.pdf

•	80—2-14 The Wynd High Street, Marske, Redcar TS11 7LA.pdf

•	81— SCARBOROUGH—82-83 Newborough.pdf

•	82—STOCKTON ON TEES, 1-10 Harper Parade—Final CS UPDATE.pdf

•	83—STOCKTON ON TEES, 29-37 High Street, Norton—Final CS UPDATE.pdf

•	84—SUNDERLAND, 90 High Street West.pdf

•	85—YARM, 91-99 & 91 High Street—Final CS UPDATE.pdf

•	86—ABERDEEN, Mastrick Industrial Estate—Final CS.pdf

•	87—ABERDEEN, Redmoss Business Centre—Final BN.pdf

•	88—ABERDEEN, Units 1-3, Lang Stracht, Fernhill Drive—Final BN.pdf

•	89—ABERDEEN, Units 1-4, Altens Industrial Estate—Final BN.pdf

•	91—AYR, 63-67 Alloway Street.pdf

•	92—BATHGATE 23-33 North Bridge—Final BN RM.pdf

•	93—BROXBURN, 1-9 Argyle Court—Final TPN RM.pdf

•	94—DALMENY, Royal Elizabeth Yard—Final JPG.pdf

•	95—GLASGOW, 2-8 Carnoustie Place.pdf

•	96—GLASGOW, 29 Wellington Road, Bishopbriggs.pdf

•	97—GLASGOW, 53-59 Bath Street.pdf

•	98—GLASGOW 67-91 Merkland Drive Kirkintilloch- update.pdf

•	99—GLASGOW, Unit 5A, Alleysbank Road.pdf

•	101—GLASGOW, 44-56 Jordanvale Avenue.pdf

•	103—GRANGEMOUTH, 15-29 La Porte Precinct—Reviewed TPN.pdf

•	104—GRANGEMOUTH, Gateway Business Park, Beancross Road -Reviewed TPN.pdf

•	105—HAWICK, 65-69 High Street—Final ML.pdf

•	106—IRVINE, 27-34 Mackintosh Place,South Newmoor Industrial Estate.pdf

•	107—KILMARNOCK 5 Armour Street.pdf

•	108—KILMARNOCK, 7 Armour Street.pdf

•	109—KILMARNOCK, 81-83 King Street & 2 Water Lane MH reviewed.pdf

•	110—KINROSS, Bridgend Industrial Estate—Final CS MH reviewed.pdf

•	112—LANARK, 32-48 High Street MH reviewed.pdf

•	113—LANARK, St Vincent Place.pdf

•	114—PAISLEY, 16 High Street.pdf

•	115—ALTRINCHAM—101-103 & 105 George Street.pdf

•	116—ALTRINCHAM 58 George Street MH reviewed.pdf

•	117—BARROW IN FURNESS 140-142 Dalton Road.pdf

•	118—BARROW IN FURNESS 9-10 Portland Walk.pdf

•	119—BARROW IN FURNESS 32-33 Portland Walk.pdf

•	120—BARROW IN FURNESS 1-6 Lakes Parade.pdf

•	121—BLACKPOOL 37-41 Church Street.pdf

•	122—BLACKPOOL 47-53 Victoria St.pdf

•	123—BLACKPOOL 61-71 Church Street.pdf

•	124—BLACKPOOL 64-70 Church Street.pdf

•	125—BLACKPOOL 78 Bank Hey Street.pdf

•	126—BLACKPOOL 80-82A Church Street.pdf

•	127—BOLTON 1-33 Market Street Little Leaver 26082015 MH reviewed v2.pdf

•	128—BOLTON 29-31 Newport Street.pdf

•	129—BOLTON 46-58 Newbrook Road, Over Hulton.pdf

•	130—CARLISLE 2-18 Lowther Arcade.pdf

•	132 Devonshire Chambers, Carlisle CA3 8LP.pdf

•	133—CONGLETON 39-41 High Street.pdf

•	135—ELLESMERER PORT 426-446 Chester Road Little Sutton.pdf

•	137—LIVERPOOL 15-19 Liverpool Road, Crosby.pdf

•	138—LIVERPOOL 38-48 Derby Road, Huyton.pdf

•	139—LIVERPOOL Audley House and Hughes House, London Road 27082015.pdf

•	144—RADCLIFFE Wilton House, Bury Road.pdf

•	145—ROCHDALE 44- 46 Yorkshire Street 03092015.pdf

•	146—ROCHDALE 45 & 47 Yorkshire St.pdf

•	147—ROCHDALE 57-59 Yorkshire Street.pdf

•	148—ROCHDALE 60 64 Yorkshire Street.pdf

•	149—ROCHDALE Cutgate Shopping Precinct.pdf

•	150—SALE 49-51 School Rd.pdf

•	151—STOCKPORT 1-2 Warren Street.pdf

•	155—WREXHAM 2_4 Regent Street new25082015.pdf

•	158—Blackpole—Units F&G Cosgrove Close—August 2015.pdf

•	159—BROMSGROVE, 62-68 High Street—August 2015.pdf

•	160—BROWNHILLS, 43-53 High Street.pdf

•	161—DUDLEY, Block L, Peartree Business Park—August 2015.pdf

•	162—Midland House, Trinity Street, Hanley—FINAL.pdf

•	163—STAFFORD, Princes St—FINAL.pdf

•	164—STOKE-ON-TRENT, Oldfield Business Park August 2015—FINAL.pdf

•	165—WELLINGTON, 4-5 Market Square & 1-3 Wrekin House, Market Street—FINAL.pdf

•	166—WELLINGTON, 60-62 New Street—Final CS.pdf

•	167—Halesfield 11 Telford Report August 2015—FINAL.pdf

•	169—1-3 Red St & Darkgate, Carmarthen.pdf

•	170—Griffin Island, Newport.pdf

•	171— 1-5 Taff St, Pontypridd.pdf

•	172—89-90 Taff St, Pontypridd.pdf

•	173—BRISTOL, 83 Broadmead.pdf

•	174—BRISTOL, Lipscombe House, 7 8 Portland Sq.pdf

•	175—CREDITON, 125126 High Street.pdf

•	176—GLOUCESTER, Cedar House, Spa Road.pdf

•	177—KIDDERMINSTER, 55-65 Worcester Street & 4-6 Oxford Street.pdf

•	178—PENZANCE, 9 Market Place.pdf

•	179—PLYMOUTH, 78 New George Street.pdf

•	180—TORQUAY, 122-126 Union Street.pdf

•	181—TRURO, 1-2 Victoria Street.pdf

•	182—TRURO, 19 19A Pydar Street.pdf

•	183—TRURO, 25 Victoria Street.pdf

•	184—WESTON SUPER MARE, 77 High Street.pdf

•	185— WEYMOUTH 94 St Mary Street REPORT.pdf

•	186— YEOVIL 22 Middle Street REPORT.pdf

•	187—YEOVIL 27 Middle Street 4-6 Frederick Street REPORT MH reviewed NEW.pdf

•	188—LUTON 800 The Boulevard Capability Green.pdf

•	189—WEST BYFLEET, Trackside Business Park, Abbot Close.pdf

•	190—LEICESTER, 33-39 Gallowtree Gate, Leicester.pdf

•	191—HEREFORD, 12-13 High Town.pdf

•	192—6,6a & 8 Market Square, Hanley—Final.pdf

•	193—WOLVERHAMPTON, 49 Dudley Street.pdf

•	194— YEOVIL 17 Vicarage Street—REPORT.pdf (together the “Titan Valuations Reports”)